Nature of the Business - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ 224,639	$ 190,287
Cash and cash equivalents	$ 143,711	$ 173,338	$ 201,595